Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Aug. 31, 2019 Year	Aug. 31, 2018 Share
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Expected dividend yield	0.00%	0.00%
Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Risk free interest rate	1.20%	1.59%
Expected life of options	5.0	5.0
Expected annualized volatility	64.00%	62.00%
Forfeiture Rate	7.30%	8.10%
Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Risk free interest rate	2.42%	2.26%
Expected life of options	6.5	6.5
Expected annualized volatility	71.00%	69.00%
Forfeiture Rate	8.00%	15.00%